Segmented information (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	$ 116,813	$ 101,404
Gross profit	(50,282)	5,252
Operating expenses	6,861,780	6,271,745
Income tax recovery	(30,874)	(42,756)
Net loss	(1,908,181)	(20,629,865)
Inventory	772,205		$ 750,151
Plant and equipment	9,659,337		$ 9,990,542
Electric Vehicles
Disclosure of operating segments [line items]
Revenues		0
Gross profit		0
Operating expenses	6,797,861	6,159,225
Other items	(4,996,977)	14,402,903
Income tax recovery	1,076	0
Net loss	1,801,960	20,562,128
Inventory	308,861	632,582
Plant and equipment	9,264,090	6,980,275
Custom Built Vehicles
Disclosure of operating segments [line items]
Revenues	116,813	101,404
Gross profit	(50,282)	5,252
Operating expenses	63,919	112,520
Other items	23,970	3,225
Income tax recovery	(31,950)	(42,756)
Net loss	106,221	67,737
Inventory	463,344	229,843
Plant and equipment	$ 395,247	$ 497,123